ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS - Additional Information (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Common stock, shares authorized			1,000,000,000
Treasury stock, shares	1,485,862	0
Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	91,088,106
Common stock, shares outstanding	92,120,024	91,088,106
Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000
Parent
Treasury stock, shares	1,485,862	0
Parent | Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	91,088,106
Common stock, shares outstanding	92,120,024	91,088,106
Parent | Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000